TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of December 31,
	2025	2024
Current
Accounts receivable (1)	472,614	488,233
Unbilled revenue	130,565	143,042
Subtotal	603,179	631,275
Less: Allowance for expected credit losses	(25,506)	(26,273)
TOTAL	577,673	605,002

(1)As of December 31, 2025, the Company has 87 as outstanding balances with related parties (see note 24.1).

Schedule of Risk Profile of Trade Receivables
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2025 and 2024.

December 31, 2025	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.50%	1.07%	2.06%	3.52%	9.05%	36.42%	100.00%	100.00%
Estimated total gross carrying amount at default	77,801	21,210	8,374	3,648	8,291	2,625	11,607	11,277	144,833
Lifetime ECL	389	227	173	128	750	955	11,607	11,277	25,506

December 31, 2024	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.99%	2.41%	5.22%	7.74%	15.08%	44.96%	100.00%	100.00%
Estimated total gross carrying amount at default	72,828	26,266	10,479	7,377	5,292	9,070	11,766	7,159	150,237
Lifetime ECL	721	633	547	571	798	4,078	11,766	7,159	26,273

Schedule of Movement in Allowance for Expected Credit Losses
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2025	2024	2023
Balance at beginning of year	(26,273)	(20,668)	(7,214)
Additions (note 4.2)	(7,571)	(6,970)	(18,808)
Write-off of receivables	8,344	1,365	5,354
Translation	(6)	—	—
Balance at end of year	(25,506)	(26,273)	(20,668)